Label	Element	Value
AEW Global Focused Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AEW Global Focused Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with above-average income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 13 of the Prospectus, in Appendix A to the Prospectus and on page 67 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities, including common stocks and preferred stocks, of real estate investment trusts (“REITs”) and/or real estate-related companies (e.g., real estate operating companies). REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. To qualify as a REIT, a company must distribute a significant percentage of its taxable income to shareholders in the form of dividends (at least 90% in the U.S.); this dividend payout ratio is higher than that of non-REIT companies. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry. The Fund intends to meet its investment goal by investing primarily in a portfolio of securities of REITs and real estate companies, including those that are primarily focused on income-producing commercial property and real estate development. Companies in the real estate industry, including REITs and real estate operating companies in which the Fund may invest may have relatively small market capitalizations. The Fund invests in securities of issuers located in no fewer than three regions, North America, Europe and Asia Pacific. Under normal circumstances, the Fund’s regional weightings will be +/- 10% of the regional weightings of the Fund’s benchmark, the FTSE EPRA Nareit Developed Index (Net). Although the Fund does not seek to track any particular index, the Fund will be diversified in terms of geographic and property type exposures, and the FTSE EPRA Nareit Developed Index (Net) may be used as a benchmark for the regional weighting of the Fund’s portfolio. The Fund may invest up to 10% of its assets in securities of companies located in emerging markets. For the purposes of determining whether a particular country is considered an emerging market, the Fund uses the designation set forth by the FTSE EPRA Nareit Emerging Index. The Fund follows a focused investment approach and typically holds 50 to 60 securities.
AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the underlying real estate assets and company management, as well as the overall influence of capital markets.
When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:
Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund’s investment universe. These estimates are formulated by the investment teams in each region based on a detailed analysis of historical trends and expectations for the future for each company’s financial statements. As a first step in its modeling process, AEW inputs projected financial information for each company. After completion of preliminary pro forma statements, the assumptions utilized to create the pro forma statements are generally discussed with representatives from each company. This model is designed to estimate what an issuer’s anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The capital markets value and real estate value incorporate factors that AEW believes influence the valuation of the cash flows by these different types of investors. These factors are the quantification of a broad array of subjective characteristics that AEW believes are important in the relative valuation process for both sectors and individual stocks. The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund’s investment universe.
Price: AEW examines the historic pricing of each company in the Fund’s universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund’s investment universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.
Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts, such as changes in interest rates, regional and local economic conditions and other factors, that in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic (e.g. interest rate expectations), market-driven or company-specific (e.g. a company’s development pipeline) in nature.
ESG: AEW seeks to identify environmental, social, and governance (“ESG”) factors that it believes are most relevant to real estate investments in the Fund’s investable universe. ESG factors may include, among other things, the environmental performance of buildings, diversity, equity and inclusion policies, corporate giving, and Board diversity. AEW incorporates insights from fundamental research and company meetings alongside third party data and ESG data sourced directly from the issuer into a proprietary ESG risk score, which is an input into AEW’s securities valuation analysis. While AEW considers ESG factors in all buy and sell decisions for the Fund, the ESG profile of an investment will not be prioritized over other considerations in AEW’s investment selection process. The Fund may continue to invest in an issuer with a lower ESG score if AEW believes the investment’s valuation remains attractive as measured by other factors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.
Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Real Estate Risk: Because the Fund concentrates its investments in REITs and the real estate industry, the Fund’s performance will be dependent in part on the performance of the real estate market and the real estate industry in general. Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union) and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.
Cybersecurity and Technology Risk: The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.
Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.
Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes. In other circumstances, liquid investments may become illiquid.  Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.
Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.
Models and Data Risk: The Adviser utilizes various proprietary quantitative models to identify investment opportunities. There is a possibility that one or all of the quantitative models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year, and life-of-class periods (as applicable) compare to those of a broad measure of market performance.  Performance for Class C shares includes the automatic conversion to Class A shares after eight years. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year, and life-of-class periods (as applicable) compare to those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund did not have Class T shares outstanding during the periods shown above.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	im.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class Y Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return:First Quarter 2019,15.22%Lowest Quarterly Return:First Quarter 2020,-24.31%The Fund’s Class Y shares total return year to date as of March 31, 2022 was -3.49%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund.After-tax returns for the other classes of the Fund will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares.
The Fund revised its investment strategies at the close of business on May 31, 2019, and performance may have been different had the current investment strategies been in place for all periods shown.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

AEW Global Focused Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	$ 685
3 years	rr_ExpenseExampleYear03	973
5 years	rr_ExpenseExampleYear05	1,282
10 years	rr_ExpenseExampleYear10	$ 2,157
Past 1 Year	rr_AverageAnnualReturnYear01	20.54%
Past 5 Years	rr_AverageAnnualReturnYear05	6.79%
Past 10 Years	rr_AverageAnnualReturnYear10	8.86%
Life of Class	rr_AverageAnnualReturnSinceInception
AEW Global Focused Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.18%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.90%
1 year	rr_ExpenseExampleYear01	$ 293
3 years	rr_ExpenseExampleYear03	655
5 years	rr_ExpenseExampleYear05	1,144
10 years	rr_ExpenseExampleYear10	2,299
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	655
5 years	rr_ExpenseExampleNoRedemptionYear05	1,144
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,299
Past 1 Year	rr_AverageAnnualReturnYear01	25.98%
Past 5 Years	rr_AverageAnnualReturnYear05	7.25%
Past 10 Years	rr_AverageAnnualReturnYear10	8.85%
Life of Class	rr_AverageAnnualReturnSinceInception
AEW Global Focused Real Estate Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	582
10 years	rr_ExpenseExampleYear10	$ 1,318
Past 1 Year	rr_AverageAnnualReturnYear01	28.37%
Past 5 Years	rr_AverageAnnualReturnYear05	8.40%
Past 10 Years	rr_AverageAnnualReturnYear10
Life of Class	rr_AverageAnnualReturnSinceInception	7.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2013
AEW Global Focused Real Estate Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
1 year	rr_ExpenseExampleYear01	$ 364
3 years	rr_ExpenseExampleYear03	662
5 years	rr_ExpenseExampleYear05	982
10 years	rr_ExpenseExampleYear10	$ 1,887
Past 1 Year	rr_AverageAnnualReturnYear01	24.68%
Past 5 Years	rr_AverageAnnualReturnYear05	7.52%
Past 10 Years	rr_AverageAnnualReturnYear10	9.23%
Life of Class	rr_AverageAnnualReturnSinceInception
AEW Global Focused Real Estate Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.26%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	343
5 years	rr_ExpenseExampleYear05	613
10 years	rr_ExpenseExampleYear10	$ 1,386
2012	rr_AnnualReturn2012	16.38%
2013	rr_AnnualReturn2013	1.17%
2014	rr_AnnualReturn2014	30.32%
2015	rr_AnnualReturn2015	4.76%
2016	rr_AnnualReturn2016	6.01%
2017	rr_AnnualReturn2017	3.86%
2018	rr_AnnualReturn2018	(4.49%)
2019	rr_AnnualReturn2019	24.22%
2020	rr_AnnualReturn2020	(5.57%)
2021	rr_AnnualReturn2021	28.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return year to date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.31%)
Past 1 Year	rr_AverageAnnualReturnYear01	28.29%
Past 5 Years	rr_AverageAnnualReturnYear05	8.34%
Past 10 Years	rr_AverageAnnualReturnYear10	9.79%
Life of Class	rr_AverageAnnualReturnSinceInception
AEW Global Focused Real Estate Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	25.80%
Past 5 Years	rr_AverageAnnualReturnYear05	5.61%
Past 10 Years	rr_AverageAnnualReturnYear10	6.70%
Life of Class	rr_AverageAnnualReturnSinceInception
AEW Global Focused Real Estate Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.32%
Past 5 Years	rr_AverageAnnualReturnYear05	5.74%
Past 10 Years	rr_AverageAnnualReturnYear10	6.94%
Life of Class	rr_AverageAnnualReturnSinceInception
AEW Global Focused Real Estate Fund | FTSE EPRA Nareit Developed Index (Net)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	26.09%
Past 5 Years	rr_AverageAnnualReturnYear05	7.81%
Past 10 Years	rr_AverageAnnualReturnYear10	8.64%
Life of Class	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2013

[1]	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.
[2]	AEW Capital Management, L.P. (“AEW” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[3]	Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through May 31, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees.
[4]	Other expenses are estimated for the current fiscal year.